UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
August 2, 2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $275,700(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     8877    93585 SH       SOLE               93585             93585
ABB Ltd.                       ADR        000375204     7939   305960 SH       SOLE              305960	           305960
America Movil-ADR Series L     ADR        02364W105     7694   144766 SH       SOLE              144766            144766
Apache Corp.                   COM        037411105     7437    60274 SH       SOLE               60274             60274
Apple Computers                COM        037833100      248      738 SH       SOLE                 738               738
BHP Billiton Plc.              COM        05545E209     7809    99570 SH       SOLE               99570             99570
BP PLC                         ADR        055622104      205     4621 SH       SOLE                4621              4621
Becton Dickinson & Co.         COM        075887109     7733    89741 SH       SOLE               89741             89741
Berkshire Hathaway Class B     COM        084670702     7455    96320 SH       SOLE               96320             96320
CSX Corp                       COM        126408103     9469   361130 SH       SOLE              361130            361130
Caterpillar Inc                COM        149123101     8037    75491 SH       SOLE               75491             75491
ChevronTexaco Corp             COM        166764100      391     3806 SH       SOLE                3806              3806
Coca Cola Co.                  COM        191216100     7397   109926 SH       SOLE              109926            109926
Colgate Palmolive Co           COM        194162103     8055    92151 SH       SOLE               92151             92151
Danaher Corporation            COM        235851102    10186   192224 SH       SOLE              192224            192224
Diageo Plc                     ADR        25243Q205     7831    95649 SH       SOLE               95649             95649
EMC Corp.                      COM        268648102    10139   368030 SH       SOLE              368030            368030
Eli Lilly Co Inc               COM        532457108      211     5610 SH       SOLE                5610              5610
Exxon Mobil Corporation        COM        30231G102     1225    15051 SH       SOLE               15051             15051
Fomento Economico Mexico S.A.B ADR        344419106    10361   155822 SH       SOLE              155822            155822
Google                         COM        38259P508     7338    14491 SH       SOLE               14491             14491
H.J. Heinz Co.                 COM        423074103     7838   147108 SH       SOLE              147108            147108
IShares S&P Small-Cap 600 Inde ETF        464287804      620     8455 SH       SOLE                8455              8455
ITT Industries                 COM        450911102      210     3571 SH       SOLE                3571              3571
International Business Machine COM        459200101    10655    62110 SH       SOLE               62110             62110
JP Morgan Chase & Co.          COM        46625H100      316     7718 SH       SOLE                7718              7718
Johnson & Johnson              COM        478160104     6953   104525 SH       SOLE              104525            104525
Johnson Controls Inc.          COM        478366107    10111   242690 SH       SOLE              242690            242690
Kraft                          COM        50075N104     8459   240118 SH       SOLE              240118            240118
Novartis AG                    ADR        66987V109     7093   116068 SH       SOLE              116068            116068
Oracle Corp.                   COM        68389X105     9402   285712 SH       SOLE              285712            285712
Pepsico                        COM        713448108      200     2841 SH       SOLE                2841              2841
Petroleo Brasileiro S.A.       ADR        71654V101     6994   227965 SH       SOLE              227965            227965
Procter & Gamble               COM        742718109      327     5143 SH       SOLE                5143              5143
Qualcomm Inc.                  COM        747525103    11003   193755 SH       SOLE              193755            193755
Sasol LTD Sponsored            ADR        803866300     7299   137996 SH       SOLE              137996            137996
Schlumberger, Ltd.             COM        806857108     7970    92243 SH       SOLE               92243             92243
Starbucks Corporation          COM        855244109      323     8180 SH       SOLE                8180              8180
Target Corp.                   COM        87612E106     7974   169977 SH       SOLE              169977            169977
United Technologies Corp       COM        913017109    10837   122448 SH       SOLE              122448            122448
Vanguard Mid-Cap VIPER         ETF        922908629      363     4518 SH       SOLE                4518              4518
Vanguard Total Stock Market Vi COM        922908769     2279    33316 SH       SOLE               33316             33316
Wal-Mart Stores                COM        931142103      919    17300 SH       SOLE               17300             17300
Yum! Brands Inc.               COM        988498101     8552   154810 SH       SOLE              154810            154810
iShares MSCI EAFE Index Fund   ETF        464287465     5865    97520 SH       SOLE               97520             97520
iShares MSCI Emerging Markets  ETF        464287234     6438   135262 SH       SOLE              135262            135262
iShares Russell 1000 Index Fun ETF        464287622      270     3650 SH       SOLE                3650              3650
iShares Russell Midcap Index F ETF        464287499      392     3585 SH       SOLE                3585              3585